AB Global Bond Fund

Portfolio of Investments

June 30, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 30.7%
Australia – 0.8%
Australia Government Bond Series 150 3.00%, 03/21/2047(a)	AUD	60,615	$52,908,177

Austria – 1.9%
Republic of Austria Government Bond 0.50%, 02/20/2029(a)	EUR	91,330	109,777,922
0.75%, 02/20/2028(a)		14,675	17,910,048

			127,687,970

Belgium – 1.3%
Kingdom of Belgium Government Bond Series 81 0.80%, 06/22/2027(a)		70,935	86,091,934
Series 85 0.80%, 06/22/2028(a) 45			55,000

			86,146,934

China – 0.8%
China Government Bond Series INBK 3.39%, 03/16/2050	CNY	422,830	57,464,379

Finland – 1.6%
Finland Government Bond 0.50%, 09/15/2027-09/15/2029(a)	EUR	87,449	104,926,390

Germany – 0.8%
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/2050(a)		7,475	8,439,635
Series 3 4.75%, 07/04/2034(a)		24,265	47,358,059

			55,797,694

Ireland – 0.7%
Ireland Government Bond 1.00%, 05/15/2026(a)		37,007	44,845,721

Italy – 2.9%
Italy Buoni Poliennali Del Tesoro 1.35%, 04/15/2022		15,220	17,487,057
1.85%, 05/15/2024		88,670	104,931,947
1.85%, 07/01/2025(a)		5,410	6,416,782
2.45%, 09/01/2033(a)		30,235	37,678,519
3.25%, 09/01/2046(a)		2,797	3,832,574
3.85%, 09/01/2049(a)		861	1,309,171
Series CAC 2.45%, 09/01/2050(a)		19,435	22,965,991

			194,622,041

	Principal Amount (000)		U.S. $ Value

Japan – 7.8%
Japan Government Ten Year Bond
Series 357 0.10%, 12/20/2029	JPY	12,413,500	$115,908,425
Series 358 0.10%, 03/20/2030		18,503,500	172,613,079
Japan Government Thirty Year Bond
Series 62 0.50%, 03/20/2049		4,023,800	36,585,039
Series 65 0.40%, 12/20/2049		5,321,650	46,898,394
Japan Government Twenty Year Bond
Series 150 1.40%, 09/20/2034		6,281,600	67,628,721
Series 159 0.60%, 12/20/2036		4,022,550	38,916,521
Series 169 0.30%, 06/20/2039		1,984,250	18,048,294
Series 171 0.30%, 12/20/2039		2,820,950	25,633,236

			522,231,709

Malaysia – 0.4%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	101,778	26,487,220

Mexico – 0.1%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	183,675	8,967,686

Spain – 3.2%
Spain Government Bond
1.20%, 10/31/2040(a)	EUR	31,515	36,367,801
1.25%, 10/31/2030(a)		15,265	18,506,907
1.40%, 04/30/2028(a)		37,590	46,153,547
2.35%, 07/30/2033(a)		28,527	38,850,244
4.20%, 01/31/2037(a)		9,695	16,582,945
4.40%, 10/31/2023(a)		44,885	58,384,351

			214,845,795

United Kingdom – 4.3%
United Kingdom Gilt 1.50%, 07/22/2047(a)	GBP	17,410	26,212,636
1.75%, 09/07/2037-01/22/2049(a)		165,716	259,781,466

			285,994,102

United States – 4.1%
U.S. Treasury Bonds 2.375%, 11/15/2049	U.S.$	55,495	68,536,325
3.00%, 02/15/2049		13,440	18,555,600
4.50%, 08/15/2039(b)		7,020	11,177,156

	Principal Amount (000)		U.S. $ Value

U.S. Treasury Notes 2.75%, 02/28/2025(b)	U.S.$	159,860	$178,193,944

			276,463,025

Total Governments - Treasuries (cost $2,001,321,839)			2,059,388,843

CORPORATES - INVESTMENT GRADE – 27.4%
Industrial – 15.0%
Basic – 1.5%
Anglo American Capital PLC 3.75%, 04/10/2022(a)		280	288,530
4.875%, 05/14/2025(a)		235	260,396
5.375%, 04/01/2025(a)		17,213	19,466,535
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		10,595	9,649,728
DuPont de Nemours, Inc. 4.493%, 11/15/2025		375	430,307
5.419%, 11/15/2048		216	284,178
Equate Petrochemical BV 3.00%, 03/03/2022 (a)		15,619	15,765,428
Glencore Finance Canada Ltd. 4.95%, 11/15/2021(a)		105	109,531
Glencore Finance Europe Ltd. 1.75%, 03/17/2025(a)	EUR	2,383	2,688,099
1.875%, 09/13/2023(a)		10,148	11,539,299
3.125%, 03/26/2026(a)	GBP	5,265	6,742,067
Glencore Funding LLC 4.00%, 03/27/2027(a)	U.S.$	2,431	2,599,094
4.125%, 05/30/2023-03/12/2024(a)		444	475,170
4.625%, 04/29/2024(a)		3,104	3,397,749
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(a)		3,401	3,649,698
Inversiones CMPC SA 3.85%, 01/13/2030(a)		7,557	7,701,055
SABIC Capital II BV 4.00%, 10/10/2023(a)		9,776	10,423,660
SIG Combibloc PurchaseCo SARL 1.875%, 06/18/2023	EUR	4,768	5,447,597

			100,918,121

Capital Goods – 0.7%
Boeing Co. (The) 5.15%, 05/01/2030	U.S.$	620	690,851
CNH Industrial Finance Europe SA 1.75%, 09/12/2025(a)	EUR	695	788,609
Series G 2.875%, 05/17/2023(a)		101	119,377
Dover Corp. 0.75%, 11/04/2027		7,943	8,486,745
General Electric Co. 0.875%, 05/17/2025		4,641	5,024,524
3.45%, 05/01/2027	U.S.$	14,035	14,357,053

	Principal Amount (000)		U.S. $ Value
Series G 6.875%, 01/10/2039	U.S.$	175	$213,378
Rolls-Royce PLC 0.875%, 05/09/2024 (a)	EUR	8,170	8,306,990
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	U.S.$	904	921,472
4.40%, 03/15/2024		4,990	5,275,997

			44,184,996

Communications - Media – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		1,749	1,955,668
5.05%, 03/30/2029		240	283,387
5.75%, 04/01/2048		245	303,987
Comcast Corp. 0.75%, 02/20/2032	EUR	11,633	12,697,353
3.90%, 03/01/2038	U.S.$	280	332,538
4.25%, 01/15/2033		350	430,757
4.60%, 10/15/2038		411	521,476
6.45%, 03/15/2037		200	299,227
Cox Communications, Inc. 2.95%, 06/30/2023(a)		615	646,183
3.25%, 12/15/2022(a)		440	463,768
4.50%, 06/30/2043(a)		160	189,143
Fox Corp. 4.709%, 01/25/2029		16,945	20,351,675
Interpublic Group of Cos., Inc. (The) 5.40%, 10/01/2048		70	76,524
Prosus NV 3.68%, 01/21/2030(a)		15,000	15,731,250
Sky Ltd. 3.75%, 09/16/2024(a)		200	222,521
Thomson Reuters Corp. 3.35%, 05/15/2026		450	488,839
4.30%, 11/23/2023		275	301,053
Time Warner Cable LLC 6.55%, 05/01/2037		105	137,396
TWDC Enterprises 18 Corp. Series G 4.125%, 06/01/2044		110	132,649
ViacomCBS, Inc. 3.375%, 02/15/2028		4,435	4,718,580
3.50%, 01/15/2025		503	548,046
3.70%, 06/01/2028		2,002	2,175,504
4.00%, 01/15/2026		1,847	2,058,471
4.20%, 06/01/2029-05/19/2032		288	323,235
4.60%, 01/15/2045		121	127,780
4.75%, 05/15/2025		25,435	29,066,048
5.50%, 05/15/2033		85	99,707
Walt Disney Co. (The) 2.65%, 01/13/2031		465	494,304
2.75%, 09/01/2049		185	178,572
3.50%, 05/13/2040		615	673,261

			96,028,902

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 1.5%
AT&T, Inc. 1.60%, 05/19/2028	EUR	6,060	$6,973,714
2.95%, 07/15/2026	U.S.$	120	130,068
3.40%, 05/15/2025		4,961	5,444,487
3.55%, 06/01/2024		6,274	6,864,332
3.60%, 07/15/2025		150	166,417
4.125%, 02/17/2026		5,849	6,650,833
4.25%, 03/01/2027		22,945	26,239,689
4.75%, 05/15/2046		112	131,958
4.80%, 06/15/2044		70	81,089
4.85%, 03/01/2039-07/15/2045		379	456,277
5.15%, 02/15/2050		290	369,911
5.25%, 03/01/2037		200	247,893
5.45%, 03/01/2047		288	377,372
Series B 2.875%, 03/02/2025(c)	EUR	4,400	4,691,763
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	11,750	19,184,212
Deutsche Telekom International Finance BV 8.75%, 06/15/2030		325	507,738
Rogers Communications, Inc. 4.00%, 06/06/2022	CAD	5,000	3,888,262
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)	U.S.$	17,645	19,109,793
Verizon Communications, Inc. 4.016%, 12/03/2029		428	511,702
4.272%, 01/15/2036		414	510,674
4.329%, 09/21/2028		277	333,977
4.40%, 11/01/2034		375	464,939
4.862%, 08/21/2046		250	338,948

			103,676,048

Consumer Cyclical - Automotive – 1.3%
Aptiv Corp. 4.15%, 03/15/2024		3,717	4,005,438
BMW US Capital LLC 3.90%, 04/09/2025(a)		11,297	12,533,177
Daimler Finance North America LLC 3.65%, 02/22/2024(a)		223	237,999
General Motors Co. 6.125%, 10/01/2025		1,161	1,304,660
6.60%, 04/01/2036		380	409,298
6.80%, 10/01/2027		1,648	1,919,817
General Motors Financial Co., Inc. 3.50%, 11/07/2024		570	580,323
3.95%, 04/13/2024		2,140	2,209,888
5.10%, 01/17/2024		9,765	10,460,763
5.20%, 03/20/2023		1,150	1,228,911
5.25%, 03/01/2026		290	316,044
Harley-Davidson Financial Services, Inc. 0.90%, 11/19/2024(a)	EUR	9,307	9,822,609
3.35%, 06/08/2025(a)	U.S.$	3,487	3,561,841

	Principal Amount (000)		U.S. $ Value
Hyundai Capital America 2.375%, 02/10/2023(a)	U.S.$	545	$548,155
Lear Corp. 3.50%, 05/30/2030		4,154	4,096,100
3.80%, 09/15/2027		10,036	10,162,904
Volkswagen Bank GmbH 1.25%, 06/10/2024(a)	EUR	13,500	15,170,749
Volkswagen Leasing GmbH 2.625%, 01/15/2024(a)		5,108	6,021,044

			84,589,720

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 11.50%, 04/01/2023(a)	U.S.$	3,613	3,919,846
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		510	524,025
11.50%, 06/01/2025(a)		425	444,125
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025(a)		620	584,330

			5,472,326

Consumer Cyclical - Other – 0.4%
James Hardie International Finance DAC 3.625%, 10/01/2026(a)	EUR	4,800	5,480,227
Las Vegas Sands Corp. 3.20%, 08/08/2024	U.S.$	726	721,312
3.50%, 08/18/2026		7,305	7,284,909
Marriott International, Inc./MD 0.968% (LIBOR 3 Month + 0.65%), 03/08/2021(d)		2,278	2,274,395
Series AA 4.65%, 12/01/2028		218	224,437
Series EE 5.75%, 05/01/2025		7,316	7,950,335
Series X 4.00%, 04/15/2028		228	225,987
Owens Corning 7.00%, 12/01/2036		50	64,419

			24,226,021

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.50%, 11/15/2048		6,573	7,813,866

Consumer Cyclical - Retailers – 0.1%
AutoNation, Inc. 4.75%, 06/01/2030		4,178	4,535,803
Nordstrom, Inc. 5.00%, 01/15/2044		260	184,327
Ralph Lauren Corp. 2.95%, 06/15/2030		3,893	3,997,460

			8,717,590

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 2.9%
Abbott Laboratories 4.75%, 11/30/2036	U.S.$	350	$468,921
AbbVie, Inc. 2.30%, 11/21/2022(a)		625	646,565
2.625%, 11/15/2028(a)	EUR	1,850	2,354,759
3.20%, 05/14/2026	U.S.$	235	258,264
3.60%, 05/14/2025		538	594,795
4.30%, 05/14/2036		275	324,395
4.45%, 05/14/2046		115	140,499
4.70%, 05/14/2045		100	124,545
4.875%, 11/14/2048		183	238,723
Altria Group, Inc. 1.70%, 06/15/2025	EUR	8,089	9,334,901
2.20%, 06/15/2027		4,544	5,364,692
3.125%, 06/15/2031		2,337	2,859,198
3.875%, 09/16/2046	U.S.$	189	188,322
4.80%, 02/14/2029		3,121	3,641,893
AmerisourceBergen Corp. 4.30%, 12/15/2047		146	163,697
Amgen, Inc. 4.40%, 05/01/2045		225	278,904
4.663%, 06/15/2051		9,508	12,660,442
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/2038		220	249,306
5.45%, 01/23/2039		109	137,601
5.55%, 01/23/2049		8,435	11,201,096
BAT Capital Corp. 3.215%, 09/06/2026		3,462	3,721,118
3.222%, 08/15/2024		285	304,609
4.54%, 08/15/2047		70	75,876
BAT Netherlands Finance BV 3.125%, 04/07/2028(a)	EUR	16,795	20,895,930
Baxter International, Inc. 0.40%, 05/15/2024		14,098	15,944,014
1.30%, 05/30/2025		6,918	8,132,424
Biogen, Inc. 5.20%, 09/15/2045	U.S.$	76	98,693
Bristol-Myers Squibb Co. 4.125%, 06/15/2039(a)		175	222,448
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026		248	257,764
Cardinal Health, Inc. 3.079%, 06/15/2024		275	293,604
Cargill, Inc. 1.375%, 07/23/2023(a)		530	538,554
Church & Dwight Co., Inc. 2.45%, 08/01/2022		305	314,806
Cigna Corp. 3.40%, 03/01/2027(a)		130	143,550
4.125%, 11/15/2025		206	236,235
4.375%, 10/15/2028		165	195,399
4.80%, 07/15/2046(a)		193	243,431
4.90%, 12/15/2048		133	175,327
CommonSpirit Health 2.76%, 10/01/2024		820	844,134

	Principal Amount (000)		U.S. $ Value
CVS Health Corp. 4.10%, 03/25/2025	U.S.$	270	$305,123
4.30%, 03/25/2028		227	264,917
4.78%, 03/25/2038		490	606,274
DH Europe Finance II SARL 0.45%, 03/18/2028	EUR	8,347	9,166,963
Gilead Sciences, Inc. 4.15%, 03/01/2047	U.S.$	110	140,362
4.50%, 02/01/2045		220	286,063
4.60%, 09/01/2035		210	274,425
4.80%, 04/01/2044		128	172,041
Imperial Brands Finance PLC 3.50%, 07/26/2026(a)		240	256,163
Ingredion, Inc. 2.90%, 06/01/2030		605	645,230
Johnson & Johnson 3.55%, 03/01/2036		610	720,426
3.625%, 03/03/2037		580	698,987
5.95%, 08/15/2037		190	292,215
Keurig Dr Pepper, Inc. 4.417%, 05/25/2025		115	132,604
Kraft Heinz Foods Co. 2.25%, 05/25/2028(a)	EUR	5,875	6,509,869
Leggett & Platt, Inc. 4.40%, 03/15/2029	U.S.$	279	298,393
Medtronic Global Holdings SCA 0.25%, 07/02/2025	EUR	4,418	4,939,276
0.375%, 03/07/2023		7,685	8,651,502
1.125%, 03/07/2027		6,517	7,647,124
Medtronic, Inc. 4.375%, 03/15/2035	U.S.$	108	141,170
Merck & Co., Inc. 4.00%, 03/07/2049		170	219,630
Mylan, Inc. 4.20%, 11/29/2023		105	114,787
Panasonic Corp. 2.536%, 07/19/2022(a)		620	637,904
Pepsico, Inc. 0.75%, 05/01/2023		323	325,396
Pfizer, Inc. 4.00%, 12/15/2036		365	447,190
4.10%, 09/15/2038		165	205,528
7.20%, 03/15/2039		80	135,080
Philip Morris International, Inc. 4.25%, 11/10/2044		320	386,801
Reynolds American, Inc. 4.45%, 06/12/2025		8,780	9,894,066
Smithfield Foods, Inc. 3.35%, 02/01/2022(a)		113	111,561
Sysco Corp. 5.65%, 04/01/2025		470	550,004
Takeda Pharmaceutical 0.75%, 07/09/2027	EUR	12,571	14,176,384
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023	U.S.$	6,977	7,768,856
Wyeth LLC 5.95%, 04/01/2037		315	463,060

	Principal Amount (000)		U.S. $ Value
Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	U.S.$	12,999	$13,958,367

			195,413,175

Energy – 2.4%
BG Energy Capital PLC 5.125%, 12/01/2025(a)	GBP	6,142	9,335,648
Boardwalk Pipelines LP 4.80%, 05/03/2029	U.S.$	10,182	10,715,841
4.95%, 12/15/2024		100	107,204
5.95%, 06/01/2026		200	225,003
BP Capital Markets PLC 1.573%, 02/16/2027(a)	EUR	2,811	3,287,056
Canadian Natural Resources Ltd. 3.80%, 04/15/2024	U.S.$	110	117,094
Cenovus Energy, Inc. 6.75%, 11/15/2039		370	363,096
ConocoPhillips 6.50%, 02/01/2039		125	181,317
Continental Resources, Inc./OK 3.80%, 06/01/2024		110	104,428
4.375%, 01/15/2028		200	176,582
Diamondback Energy, Inc. 5.375%, 05/31/2025		625	645,491
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		3,055	3,126,993
Enable Midstream Partners LP 4.95%, 05/15/2028		630	584,084
Energy Transfer Operating LP 3.75%, 05/15/2030		12,025	11,946,439
4.20%, 04/15/2027		2,540	2,655,105
4.25%, 03/15/2023		220	231,537
5.50%, 06/01/2027		17,975	20,079,131
6.05%, 06/01/2041		85	89,265
6.25%, 04/15/2049		163	173,687
Energy Transfer Partners LP 6.50%, 02/01/2042		205	223,662
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/2023		155	165,967
Eni SpA 4.25%, 05/09/2029(a)		8,968	9,695,190
Enterprise Products Operating LLC 5.10%, 02/15/2045		125	148,338
Halliburton Co. 7.45%, 09/15/2039		320	406,030
Hess Corp. 4.30%, 04/01/2027		364	376,928
7.125%, 03/15/2033		60	70,001
HollyFrontier Corp. 5.875%, 04/01/2026		500	550,455
Husky Energy, Inc. 4.40%, 04/15/2029		17,656	17,638,576
Kinder Morgan Energy Partners LP 7.30%, 08/15/2033		90	119,304
Marathon Oil Corp. 6.60%, 10/01/2037		165	167,571

	Principal Amount (000)		U.S. $ Value
6.80%, 03/15/2032	U.S.$	277	$295,316
Marathon Petroleum Corp. 4.75%, 12/15/2023		260	285,386
5.125%, 12/15/2026		200	231,201
6.50%, 03/01/2041		484	599,541
MPLX LP 4.875%, 12/01/2024		100	110,930
National Oilwell Varco, Inc. 3.60%, 12/01/2029		375	366,120
Newfield Exploration Co. 5.625%, 07/01/2024		195	187,189
Noble Energy, Inc. 3.90%, 11/15/2024		247	247,996
Oleoducto Central SA 4.00%, 05/07/2021(a)		3,210	3,243,705
ONEOK Partners LP 4.90%, 03/15/2025		145	157,893
ONEOK, Inc. 3.10%, 03/15/2030		6,497	6,217,813
4.55%, 07/15/2028		14,885	15,611,930
5.20%, 07/15/2048		245	248,659
6.35%, 01/15/2031		4,976	5,852,091
Ovintiv, Inc. 6.50%, 08/15/2034		455	405,716
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		2,848	2,763,432
3.60%, 11/01/2024		5,709	5,844,036
4.50%, 12/15/2026		771	817,149
4.65%, 10/15/2025		150	160,245
Saudi Arabian Oil Co. 2.875%, 04/16/2024(a)		9,400	9,766,600
3.50%, 04/16/2029(a)		2,150	2,320,656
Shell International Finance BV 4.375%, 05/11/2045		210	258,175
Suncor Energy, Inc. 6.50%, 06/15/2038		201	255,171
6.85%, 06/01/2039		290	376,154
Tengizchevroil Finance Co. International Ltd. 4.00%, 08/15/2026(a)		6,019	6,331,236
TransCanada PipeLines Ltd. 4.10%, 04/15/2030		245	279,656
6.20%, 10/15/2037		95	127,196
Transcanada Trust 5.50%, 09/15/2079		375	374,120
Valero Energy Corp. 6.625%, 06/15/2037		2,693	3,523,223
7.50%, 04/15/2032		455	633,005
Williams Cos., Inc. (The) 3.90%, 01/15/2025		283	309,024

			161,907,587

Industrial Other – 0.1%
Vertical Midco GmbH 4.375%, 07/15/2027		5,917	6,647,749

	Principal Amount (000)		U.S. $ Value

Services – 0.2%
Amazon.com, Inc. 0.40%, 06/03/2023	U.S.$	535	$535,114
0.80%, 06/03/2025		535	538,960
3.875%, 08/22/2037		120	147,310
Booking Holdings, Inc. 4.50%, 04/13/2027		585	672,048
Expedia Group, Inc. 6.25%, 05/01/2025(a)		1,118	1,187,765
7.00%, 05/01/2025(a)		3,316	3,472,942
Global Payments, Inc. 3.20%, 08/15/2029		306	327,718
IHS Markit Ltd. 3.625%, 05/01/2024		4,749	5,086,267
4.00%, 03/01/2026(a)		98	108,811
4.75%, 02/15/2025(a)		109	122,731
Moody’s Corp. 5.25%, 07/15/2044		101	139,557
Visa, Inc. 4.15%, 12/14/2035		360	460,800

			12,800,023

Technology – 1.5%
Apple, Inc. 2.65%, 05/11/2050		370	388,202
3.20%, 05/13/2025		415	463,131
3.45%, 02/09/2045		450	523,678
4.375%, 05/13/2045		145	191,559
4.65%, 02/23/2046		125	171,861
Applied Materials, Inc. 2.75%, 06/01/2050		630	641,551
Autodesk, Inc. 4.375%, 06/15/2025		385	434,371
Baidu, Inc. 3.075%, 04/07/2025		10,090	10,595,472
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027		6,978	7,536,659
Broadcom, Inc. 4.11%, 09/15/2028(a)		13,307	14,548,624
4.25%, 04/15/2026(a)		7,704	8,564,111
Cisco Systems, Inc. 5.50%, 01/15/2040		90	131,546
5.90%, 02/15/2039		75	112,074
Citrix Systems, Inc. 4.50%, 12/01/2027		415	476,497
Dell International LLC/EMC Corp. 4.90%, 10/01/2026(a)		279	307,241
5.45%, 06/15/2023(a)		195	213,355
6.02%, 06/15/2026(a)		1,996	2,283,529
8.10%, 07/15/2036(a)		425	550,035
Fidelity National Information Services, Inc. 0.625%, 12/03/2025	EUR	903	1,004,656
1.50%, 05/21/2027		13,969	16,212,881
Fiserv, Inc. 1.125%, 07/01/2027		4,662	5,295,130

	Principal Amount (000)		U.S. $ Value

Hewlett Packard Enterprise Co. 2.25%, 04/01/2023	U.S.$	315	$324,533
6.35%, 10/15/2045		425	519,907

HP, Inc. 6.00%, 09/15/2041		615	724,605
Intel Corp. 4.80%, 10/01/2041		400	538,563
International Business Machines Corp. 0.875%, 01/31/2025	EUR	8,805	10,131,975
4.15%, 05/15/2039	U.S.$	116	140,391
Juniper Networks, Inc. 4.50%, 03/15/2024		150	166,086
KLA Corp. 4.65%, 11/01/2024		570	652,718
Lam Research Corp. 2.80%, 06/15/2021		485	495,702
3.75%, 03/15/2026		130	149,012
4.875%, 03/15/2049		277	383,715
Leidos, Inc. 3.625%, 05/15/2025(a)		1,536	1,672,953
Micron Technology, Inc.
4.64%, 02/06/2024		130	142,942
4.975%, 02/06/2026		193	221,766
Microsoft Corp.
2.525%, 06/01/2050		471	491,200
3.45%, 08/08/2036		515	620,510
3.70%, 08/08/2046		275	343,845
4.10%, 02/06/2037		239	308,711
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)		1,179	1,234,236
3.875%, 06/18/2026(a)		7,413	8,266,734
Oracle Corp. 3.90%, 05/15/2035		190	229,998
4.00%, 07/15/2046		189	222,397
5.375%, 07/15/2040		150	207,316
QUALCOMM, Inc. 3.25%, 05/20/2050		320	351,553
4.30%, 05/20/2047		115	144,109
4.80%, 05/20/2045		107	139,834
Seagate HDD Cayman 4.875%, 03/01/2024		374	402,585
Texas Instruments, Inc. 1.75%, 05/04/2030		620	630,355

			100,504,414

Transportation - Airlines – 0.4%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		8,116	8,377,524
Southwest Airlines Co. 4.75%, 05/04/2023		520	534,164
5.25%, 05/04/2025		14,591	15,365,619
Southwest Airlines Co. Pass-Through Trust Series 44013 6.15%, 08/01/2022		2,862	2,841,162

			27,118,469

	Principal Amount (000)		U.S. $ Value

Transportation - Railroads – 0.0%
Pacific National Finance Pty Ltd. 4.625%, 09/23/2020(a)	U.S.$	1,501	$1,509,259

Transportation - Services – 0.4%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		12,012	11,651,640
Aviation Capital Group LLC 2.875%, 01/20/2022(a)		374	358,234
3.50%, 11/01/2027(a)		451	371,599
3.875%, 05/01/2023(a)		2,325	2,206,449
4.125%, 08/01/2025		23	20,686
4.875%, 10/01/2025(a)		728	667,738
DP World Crescent Ltd. 3.75%, 01/30/2030(a)		2,820	2,739,043
3.875%, 07/18/2029(a)		2,170	2,129,312
Heathrow Funding Ltd. 6.75%, 12/03/2026(a)	GBP	2,880	4,458,984
NTT Finance Corp. 1.90%, 07/21/2021(a)	U.S.$	455	460,158
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.90%, 02/01/2024(a)		270	287,678
4.25%, 01/17/2023(a)		615	654,515

			26,006,036

			1,007,534,302

Financial Institutions – 11.7%
Banking – 8.2%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)		220	242,873
AIB Group PLC 4.263%, 04/10/2025(a)		16,776	17,831,711
4.75%, 10/12/2023(a)		215	231,315
Ally Financial, Inc. 3.875%, 05/21/2024		219	226,435
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		8,762	9,734,216
4.50%, 03/19/2024(a)		554	600,453
Banco BBVA Peru SA 5.00%, 08/26/2022(a)		4,224	4,466,398
Banco Santander SA 3.306%, 06/27/2029		200	216,525
5.179%, 11/19/2025		17,600	19,764,238
Bank of America Corp. 3.824%, 01/20/2028		450	509,475
4.00%, 01/22/2025		448	494,879
4.20%, 08/26/2024		300	332,827
Series B 8.05%, 06/15/2027		930	1,176,268
Series Z 6.50%, 10/23/2024(c)		7,010	7,509,959
Bank of Ireland Group PLC 4.50%, 11/25/2023(a)		19,195	20,555,234

	Principal Amount (000)		U.S. $ Value

Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(c)	U.S.$	5,308	$5,521,076
Bank of New Zealand 3.50%, 02/20/2024(a)		505	547,457
BNP Paribas SA 4.375%, 09/28/2025-05/12/2026(a)		34,867	38,444,599
BPCE SA 4.50%, 03/15/2025(a)		5,761	6,307,036
4.625%, 07/11/2024(a)		1,365	1,487,182
5.15%, 07/21/2024(a)		260	289,362
5.70%, 10/22/2023(a)		9,171	10,231,734
Capital One Bank USA NA 3.375%, 02/15/2023		615	645,557
Capital One Financial Corp. 0.80%, 06/12/2024	EUR	2,083	2,283,551
1.65%, 06/12/2029		17,375	19,615,186
3.50%, 06/15/2023	U.S.$	360	386,106
3.75%, 07/28/2026		236	259,016
Citigroup, Inc. 1.50%, 07/24/2026(a)	EUR	737	856,844
1.75%, 10/23/2026	GBP	15,101	19,018,263
3.52%, 10/27/2028	U.S.$	175	193,876
3.875%, 03/26/2025		373	408,072
4.40%, 06/10/2025		598	669,733
5.95%, 01/30/2023(c)		1,384	1,377,977
Series P 5.95%, 05/15/2025(c)		2,793	2,787,685
Series Q 5.95%, 08/15/2020(c)		5,255	4,962,777
Commonwealth Bank of Australia 4.50%, 12/09/2025(a)		1,634	1,839,537
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a) (c)	EUR	11,600	11,958,430
3.75%, 07/21/2026	U.S.$	267	294,507
3.95%, 11/09/2022		3,962	4,195,058
4.375%, 08/04/2025		8,815	9,923,139
Credit Agricole SA 1.00%, 04/22/2026(a)	EUR	2,300	2,608,006
Credit Agricole SA/London 3.375%, 01/10/2022(a)	U.S.$	1,401	1,449,719
4.125%, 01/10/2027(a)		4,715	5,330,081
Credit Suisse Group AG 2.193%, 06/05/2026(a)		16,435	16,650,938
Credit Suisse Group Funding Guernsey Ltd. 4.55%, 04/17/2026		360	414,231
Danske Bank A/S 3.244%, 12/20/2025(a)		8,893	9,236,546
3.875%, 09/12/2023(a)		325	345,985
5.375%, 01/12/2024(a)		8,899	9,911,077
Deutsche Bank AG/New York NY 3.30%, 11/16/2022		210	215,384
4.25%, 10/14/2021		465	475,890

	Principal Amount (000)		U.S. $ Value

DNB Bank ASA 6.50%, 03/26/2022(a) (c)	U.S.$	5,733	$5,885,411
Fifth Third Bancorp 3.50%, 03/15/2022		15	15,718
Goldman Sachs Group, Inc. (The) 1.25%, 05/01/2025(a)	EUR	8,945	10,187,342
3.50%, 04/01/2025	U.S.$	6,810	7,468,430
3.75%, 05/22/2025		140	154,988
3.85%, 07/08/2024		590	648,014
4.411%, 04/23/2039		385	464,785
Series O 5.30%, 11/10/2026(c)		693	700,751
Series P 5.00%, 11/10/2022(c)		3,488	3,223,474
HSBC Holdings PLC 4.25%, 03/14/2024		8,129	8,770,565
Series E 4.75%, 07/04/2029(a) (c)	EUR	3,649	3,876,104
ING Groep NV 3.00%, 02/18/2026(a)	GBP	13,000	17,401,654
4.10%, 10/02/2023	U.S.$	997	1,093,329
6.50%, 04/16/2025(c)		226	230,912
6.875%, 04/16/2022(a) (c)		217	224,665
Intesa Sanpaolo SpA 3.125%, 07/14/2022(a)		16,385	16,684,637
3.375%, 01/12/2023(a)		14,410	14,764,386
Series XR 3.25%, 09/23/2024(a)		375	382,804
JPMorgan Chase & Co. 1.09%, 03/11/2027(a)	EUR	7,463	8,567,693
2.083%, 04/22/2026	U.S.$	7,163	7,444,959
3.22%, 03/01/2025		270	290,504
3.509%, 01/23/2029		115	129,586
3.882%, 07/24/2038		115	135,905
3.96%, 01/29/2027		383	435,814
3.964%, 11/15/2048		117	141,080
4.452%, 12/05/2029		535	638,920
Lloyds Banking Group PLC 4.45%, 05/08/2025		281	316,558
4.50%, 11/04/2024		11,314	12,381,266
4.582%, 12/10/2025		285	316,135
Mastercard, Inc. 3.65%, 06/01/2049		269	322,868
Mizuho Financial Group Cayman 2 Ltd. 4.20%, 07/18/2022(a)		515	539,128
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024(a)		687	749,649
Morgan Stanley 3.125%, 07/27/2026		115	126,830
5.00%, 11/24/2025		160	188,035
Series G 1.375%, 10/27/2026	EUR	8,390	9,843,019
1.75%, 03/11/2024		8,718	10,236,683
4.35%, 09/08/2026	U.S.$	700	805,772
4.431%, 01/23/2030		275	327,659

	Principal Amount (000)		U.S. $ Value
Nationwide Building Society 4.00%, 09/14/2026(a)	U.S.$	8,300	$8,922,824
Nordea Bank Abp 3.75%, 08/30/2023(a)		7,401	7,952,358
Royal Bank of Scotland Group PLC 3.498%, 05/15/2023		5,270	5,473,401
5.125%, 05/28/2024		215	234,608
8.625%, 08/15/2021(c)		8,449	8,752,298
Series U 2.628% (LIBOR 3 Month + 2.32%), 09/30/2027(c) (d)		3,400	3,118,394
Santander Holdings USA, Inc. 3.50%, 06/07/2024		155	162,908
4.40%, 07/13/2027		275	297,752
Santander UK Group Holdings PLC 4.75%, 09/15/2025(a)		18,801	20,412,190
Skandinaviska Enskilda Banken AB 5.625%, 05/13/2022(a) (c)		800	798,402
Societe Generale SA 4.25%, 04/14/2025-08/19/2026(a)		2,010	2,128,249
4.75%, 11/24/2025(a)		345	375,894
Standard Chartered PLC 2.27% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (c) (d)		6,000	4,835,627
3.95%, 01/11/2023(a)		1,179	1,222,154
5.20%, 01/26/2024(a)		3,435	3,716,713
Sumitomo Mitsui Financial Group, Inc. 4.436%, 04/02/2024(a)		590	643,284
Truist Financial Corp. Series Q 5.10%, 03/01/2030(c)		6,206	6,376,769
UBS AG 5.125%, 05/15/2024(a)		580	628,677
UBS AG/Stamford CT 7.625%, 08/17/2022		3,671	4,083,723
UBS Group AG 4. 125%, 09/24/2025(a)		210	238,401
5.75%, 02/19/2022(a) (c)	EUR	2,965	3,410,293
7.125%, 08/10/2021(a) (c)	U.S.$	433	441,644
UniCredit SpA 3.75%, 04/12/2022(a)		12,280	12,586,069
Wachovia Corp. 5.50%, 08/01/2035		305	395,517
Wells Fargo & Co. 1.338%, 05/04/2025(a)	EUR	4,270	4,884,197
2.393%, 06/02/2028	U.S.$	21,048	21,746,332
2.406%, 10/30/2025		5,160	5,370,269
3.00%, 10/23/2026		604	659,835
Westpac Banking Corp. 4.421%, 07/24/2039		240	283,261

			551,302,498

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(c)	U.S.$	10,432	$11,070,572
Daiwa Securities Group, Inc. 3.129%, 04/19/2022(a)		615	632,276

			11,702,848

Finance – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024		337	312,791
3.30%, 01/23/2023		150	146,475
3.65%, 07/21/2027		795	710,380
4.125%, 07/03/2023		384	375,296
4.50%, 09/15/2023		3,065	3,064,280
4.875%, 01/16/2024		2,911	2,881,961
6.50%, 07/15/2025		584	609,647
Air Lease Corp. 3.00%, 09/15/2023-02/01/2030		1,019	989,349
3.25%, 03/01/2025		285	285,699
3.375%, 07/01/2025		510	510,823
3.875%, 07/03/2023		583	592,106
4.25%, 02/01/2024		2,481	2,536,980
Series G 3.75%, 06/01/2026		191	192,722
Ares Capital Corp. 3.50%, 02/10/2023		455	456,965
4.20%, 06/10/2024		435	444,922
FS KKR Capital Corp. 4.75%, 05/15/2022		210	208,526
GE Capital Funding LLC 3.45%, 05/15/2025(a)		6,610	6,922,139
GE Capital International Funding Co. Unlimited Co. 3.373%, 11/15/2025		546	569,910
4.418%, 11/15/2035		420	425,967
Harborwalk Funding Trust 5.077%, 02/15/2069(a)		112	135,826
LeasePlan Corp. NV 2.875%, 10/24/2024(a)		630	645,700
Park Aerospace Holdings Ltd. 4.50%, 03/15/2023(a)		200	182,459
5.25%, 08/15/2022(a)		610	571,499
5.50%, 02/15/2024(a)		590	539,898
Synchrony Financial 3.70%, 08/04/2026		210	215,883
3.95%, 12/01/2027		1,839	1,908,922
4.25%, 08/15/2024		74	77,616
4.375%, 03/19/2024		45	47,563
4.50%, 07/23/2025		3,797	4,031,801

			30,594,105

Insurance – 1.7%
ACE Capital Trust II 9.70%, 04/01/2030		150	219,368

	Principal Amount (000)		U.S. $ Value

Alleghany Corp. 3.625%, 05/15/2030	U.S.$	14,209	$15,155,228
Allstate Corp. (The) 6.50%, 05/15/2057		160	194,195
Aon Corp. 8.205%, 01/01/2027		155	187,715
ASR Nederland NV 5.125%, 09/29/2045(a)	EUR	15,640	19,932,058
Assicurazioni Generali SpA Series E 5.50%, 10/27/2047(a)		7,099	9,095,124
Athene Global Funding 2.80%, 05/26/2023(a)	U.S.$	190	193,801
Athene Holding Ltd. 4.125%, 01/12/2028		605	622,386
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027	EUR	4,800	6,478,031
Centene Corp. 4.25%, 12/15/2027	U.S.$	2,272	2,343,571
4.625%, 12/15/2029		2,967	3,130,486
Chubb INA Holdings, Inc. 0.30%, 12/15/2024	EUR	8,419	9,356,475
0.875%, 06/15/2027		4,718	5,342,236
CNP Assurances 4.50%, 06/10/2047(a)		6,200	8,002,182
Credit Agricole Assurances SA 4.25%, 01/13/2025(a) (c)		3,300	3,981,012
4.75%, 09/27/2048(a)		5,900	7,764,511
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)	U.S.$	149	189,507
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(a)		3	3,084
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		207	263,367
Mitsui Sumitomo Insurance Co., Ltd. 7.00%, 03/15/2072(a)		410	442,288
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		4,415	7,138,739
UnitedHealth Group, Inc. 2.75%, 05/15/2040		260	278,332
4.625%, 07/15/2035		365	475,345
5.80%, 03/15/2036		265	376,753
Voya Financial, Inc. 5.65%, 05/15/2053		10,120	10,121,049

			111,286,843

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		334	318,245

REITS – 1.2%
American Homes 4 Rent LP 4.25%, 02/15/2028		280	300,760

	Principal Amount (000)		U.S. $ Value

American Tower Corp. 3.125%, 01/15/2027	U.S.$	296	$321,800
3.80%, 08/15/2029		353	400,007
Boston Properties LP 2.75%, 10/01/2026		120	128,595
Brixmor Operating Partnership LP 3.85%, 02/01/2025		224	231,529
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027	EUR	3,763	4,063,049
Digital Euro Finco LLC 2.50%, 01/16/2026(a)		17,600	21,380,364
EPR Properties 4.75%, 12/15/2026	U.S.$	182	173,463
4.95%, 04/15/2028		220	210,022
Equinix, Inc. 2.875%, 03/15/2024-02/01/2026	EUR	6,785	7,752,221
5.375%, 05/15/2027	U.S.$	490	533,882
5.875%, 01/15/2026		590	622,401
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		188	189,235
Host Hotels & Resorts LP 3.875%, 04/01/2024		218	223,451
Kilroy Realty LP 3.45%, 12/15/2024		50	51,744
LifeStorage LP/CA 3.50%, 07/01/2026		295	317,109
Mid-America Apartments LP 3.75%, 06/15/2024		100	108,165
National Retail Properties, Inc. 3.90%, 06/15/2024		216	228,511
Omega Healthcare Investors, Inc. 4.375%, 08/01/2023		215	223,328
4.50%, 01/15/2025		97	99,777
5.25%, 01/15/2026		291	313,213
Prologis Euro Finance LLC 0.375%, 02/06/2028	EUR	11,557	12,729,381
Regency Centers LP 3.60%, 02/01/2027	U.S.$	230	243,843
Sabra Health Care LP 4.80%, 06/01/2024		312	313,061
SITE Centers Corp. 4.70%, 06/01/2027		280	287,257
Spirit Realty LP 3.20%, 01/15/2027		125	119,779
4.00%, 07/15/2029		76	74,606
4.45%, 09/15/2026		2,017	2,090,684
STORE Capital Corp. 4.625%, 03/15/2029		103	106,507
Ventas Realty LP 4.125%, 01/15/2026		220	236,169
VEREIT Operating Partnership LP 4.60%, 02/06/2024		3,710	3,968,441
Vornado Realty LP 3.50%, 01/15/2025		560	553,451
Welltower, Inc. 4.00%, 06/01/2025		379	418,546
Weyerhaeuser Co. 7.375%, 03/15/2032		455	624,064

	Principal Amount (000)		U.S. $ Value

WP Carey, Inc. 3.85%, 07/15/2029	U.S.$	353	$366,486
4.60%, 04/01/2024		58	62,113
WPC Eurobond BV 1.35%, 04/15/2028	EUR	10,275	11,365,040
2.125%, 04/15/2027		8,082	9,407,400

			80,839,454

			786,043,993

Utility – 0.7%
Electric – 0.6%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)	U.S.$	7,886	7,836,713
Colbun SA 3.15%, 03/06/2030(a)		305	306,430
Duke Energy Florida LLC 6.40%, 06/15/2038		150	228,493
Duke Energy Indiana LLC Series YYY 3.25%, 10/01/2049		160	178,147
Duke Energy Progress LLC 4.20%, 08/15/2045		122	150,908
Enel Finance International NV 2.65%, 09/10/2024(a)		24,745	25,841,954
3.625%, 05/25/2027(a)		225	245,798
Exelon Generation Co. LLC 6.25%, 10/01/2039		515	611,804
MidAmerican Energy Co. 3.15%, 04/15/2050		125	141,647
4.25%, 07/15/2049		324	420,297
NRG Energy, Inc. 3.75%, 06/15/2024(a)		94	99,280
Oncor Electric Delivery Co. LLC 7.00%, 05/01/2032		175	257,129
Public Service Co. of New Hampshire 3.60%, 07/01/2049		238	274,091
Sempra Energy 4.00%, 02/01/2048		127	144,033
Southern Power Co. Series F 4.95%, 12/15/2046		345	374,431

			37,111,155

Natural Gas – 0.1%
Brooklyn Union Gas Co. (The) 4.487%, 03/04/2049(a)		112	138,500
National Fuel Gas Co. 5.50%, 01/15/2026		620	658,744

	Principal Amount (000)		U.S. $ Value
Talent Yield Investments Ltd. 4.50%, 04/25/2022(a)	U.S.$	6,500	$6,784,375

			7,581,619

			44,692,774

Total Corporates - Investment Grade (cost $1,779,446,041)			1,838,271,069

MORTGAGE PASS-THROUGHS – 7.4%
Agency Fixed Rate 30-Year – 7.4%
Federal Home Loan Mortgage Corp.
Series 2019 3.50%, 09/01/2049-11/01/2049		74,817	80,442,966
Series 2020 3.50%, 01/01/2050		17,504	19,015,946
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049		18,824	20,636,021
Federal National Mortgage Association
Series 2005 5.50%, 02/01/2035		13	14,687
Series 2007 5.50%, 09/01/2036-08/01/2037		17	20,000
Series 2008 5.50%, 03/01/2037-05/01/2038		1,700	1,991,126
Series 2012 3.50%, 02/01/2042-01/01/2043		39,759	43,542,404
Series 2013 3.50%, 04/01/2043		19,237	21,080,355
Series 2017 3.50%, 06/01/2047-01/01/2048		7,676	8,099,424
Series 2018 3.50%, 01/01/2048-05/01/2048		47,075	50,579,022
4.00%, 09/01/2048		40,755	43,962,934
4.50%, 09/01/2048-12/01/2048		50,524	55,165,493
Series 2019 3.50%, 11/01/2049		16,272	17,393,821
Series 2020 3.50%, 01/01/2050		31,771	34,356,740
Uniform Mortgage-Backed Security Series 2019 2.50%, 07/01/2050, TBA		98,500	102,701,636

Total Mortgage Pass-Throughs (cost $480,994,575)			499,002,575

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.5%
Risk Share Floating Rate – 5.4%
Bellemeade Re Ltd.
Series 2018-1A, Class M2 3.085% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (d)		1,100	1,015,976
Series 2018-2A, Class M1B 1.535% (LIBOR 1 Month + 1.35%), 08/25/2028(a) (d)		2,835	2,818,279

	Principal Amount (000)		U.S. $ Value
Series 2019-1A, Class M1B 1.935% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (d)	U.S.$	12,871	$11,982,158
Series 2019-2A, Class M1C 2.185% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (d)		8,716	8,571,460
Series 2019-2A, Class M2 3.285% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (d)		5,800	5,371,930
Series 2019-3A, Class M1B 1.785% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (d)		8,919	8,640,950
Series 2019-3A, Class M1C 2.135% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (d)		10,500	9,788,555
Series 2019-4A, Class M1C 2.685% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (d)		5,676	5,063,671
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2 2.485% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (d)		4,548	4,479,356
Series 2019-R03, Class 1M2 2.335% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (d)		3,173	3,133,509
Series 2019-R05, Class 1M2 2.185% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (d)		4,943	4,834,881
Series 2019-R06, Class 2M2 2.285% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (d)		7,680	7,468,124
Series 2019-R07, Class 1M2 2.285% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (d)		8,800	8,530,031
Series 2020-R01, Class 1M2 2.235% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (d)		7,780	7,382,925
Series 2020-R02, Class 2M1 0.935% (LIBOR 1 Month + 0.75%), 01/25/2040(a) (d)		6,476	6,406,316
Eagle RE Ltd. Series 2018-1, Class M1 1.885% (LIBOR 1 Month + 1.70%), 11/25/2028 (a) (d)		4,843	4,686,054
Federal Home Loan Mortgage Corp.
Series 2019-HQA1, Class M2 2.535% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (d)		3,856	3,796,447
Series 2020-DNA1, Class M2 1.885% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (d)		1,950	1,863,691
Series 2020-HQA2, Class M2 3.285% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (d)		4,351	4,169,875

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2 7.335% (LIBOR 1 Month + 7.15%), 07/25/2023(d)	U.S.$	8,805	$7,720,604
Series 2013-DN2, Class M2 4.435% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		8,319	6,618,256
Series 2014-DN1, Class M2 2.385% (LIBOR 1 Month + 2.20%), 02/25/2024(d)		1,843	1,845,506
Series 2014-DN1, Class M3 4.685% (LIBOR 1 Month + 4.50%), 02/25/2024(d)		4,290	3,695,558
Series 2014-DN2, Class M3 3.785% (LIBOR 1 Month + 3.60%), 04/25/2024(d)		4,063	3,579,102
Series 2014-DN3, Class M3 4.185% (LIBOR 1 Month + 4.00%), 08/25/2024(d)		10,978	11,136,377
Series 2014-HQ2, Class M3 3.935% (LIBOR 1 Month + 3.75%), 09/25/2024(d)		1,595	1,628,159
Series 2014-HQ3, Class M3 4.935% (LIBOR 1 Month + 4.75%), 10/25/2024(d)		3,323	3,403,732
Series 2015-DNA3, Class M3 4.885% (LIBOR 1 Month + 4.70%), 04/25/2028(d)		2,209	2,298,450
Series 2015-HQA1, Class M3 4.885% (LIBOR 1 Month + 4.70%), 03/25/2028(d)		1,692	1,749,109
Series 2015-HQA2, Class M3 4.985% (LIBOR 1 Month + 4.80%), 05/25/2028(d)		8,767	9,070,746
Series 2016-DNA4, Class M2 1.485% (LIBOR 1 Month + 1.30%), 03/25/2029(d)		140	140,322
Series 2016-DNA4, Class M3 3.985% (LIBOR 1 Month + 3.80%), 03/25/2029(d)		6,230	6,292,424
Series 2016-HQA1, Class M3 6.535% (LIBOR 1 Month + 6.35%), 09/25/2028(d)		392	411,582
Series 2017-DNA2, Class M2 3.635% (LIBOR 1 Month + 3.45%), 10/25/2029(d)		7,204	7,301,453
Series 2017-DNA3, Class M2 2.685% (LIBOR 1 Month + 2.50%), 03/25/2030(d)		7,378	7,414,197
Series 2017-HQA3, Class M2 2.535% (LIBOR 1 Month + 2.35%), 04/25/2030(d)		4,346	4,329,904

	Principal Amount (000)		U.S. $ Value
Series 2019-DNA3, Class M2 2.235% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (d)	U.S.$	1,346	$1,315,898
Series 2019-DNA4, Class M2 2.135% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (d)		6,568	6,437,069
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2 5.435% (LIBOR 1 Month + 5.25%), 10/25/2023(d)		676	609,671
Series 2014-C01, Class M2 4.585% (LIBOR 1 Month + 4.40%), 01/25/2024(d)		2,211	1,946,398
Series 2014-C04, Class 1M2 5.085% (LIBOR 1 Month + 4.90%), 11/25/2024(d)		3,832	3,935,111
Series 2014-C04, Class 2M2 5.185% (LIBOR 1 Month + 5.00%), 11/25/2024(d)		7,718	7,928,237
Series 2015-C01, Class 1M2 4.485% (LIBOR 1 Month + 4.30%), 02/25/2025(d)		7,293	7,351,699
Series 2015-C02, Class 1M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		5,337	5,385,733
Series 2015-C02, Class 2M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		6,144	6,203,598
Series 2015-C03, Class 1M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		1,269	1,294,554
Series 2015-C03, Class 2M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		7,646	7,808,677
Series 2015-C04, Class 1M2 5.885% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		1,775	1,865,378
Series 2015-C04, Class 2M2 5.735% (LIBOR 1 Month + 5.55%), 04/25/2028(d)		9,115	9,651,884
Series 2016-C01, Class 2M2 7.135% (LIBOR 1 Month + 6.95%), 08/25/2028(d)		1,802	1,901,775
Series 2016-C02, Class 1M2 6.185% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		7,022	7,281,748
Series 2016-C04, Class 1M2 4.435% (LIBOR 1 Month + 4.25%), 01/25/2029(d)		5,476	5,666,772
Series 2016-C05, Class 2M2 4.635% (LIBOR 1 Month + 4.45%), 01/25/2029(d)		9,433	9,638,727

	Principal Amount (000)		U.S. $ Value
Series 2016-C07, Class 2M2 4.535% (LIBOR 1 Month + 4.35%), 05/25/2029(d)	U.S.$	3,970	$4,106,804
Series 2017-C02, Class 2M2 3.835% (LIBOR 1 Month + 3.65%), 09/25/2029(d)		13,627	13,627,076
Series 2017-C03, Class 1M2 3.185% (LIBOR 1 Month + 3.00%), 10/25/2029(d)		4,090	4,113,388
Series 2017-C06, Class 2M2 2.985% (LIBOR 1 Month + 2.80%), 02/25/2030(d)		1,597	1,568,976
Series 2018-C01, Class 1B1 3.735% (LIBOR 1 Month + 3.55%), 07/25/2030(d)		1,487	1,431,791
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.685% (LIBOR 1 Month + 5.50%), 10/25/2025(d) (e)		4,566	4,060,749
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.085% (LIBOR 1 Month + 1.90%), 11/26/2029(a) (d)		4,897	4,768,996
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 2.184% (LIBOR 1 Month + 2.00%), 03/27/2024(d) (e)		8,379	7,632,339
Series 2019-2R, Class A 2.934% (LIBOR 1 Month + 2.75%), 05/27/2023(d) (e)		10,438	9,824,916
Series 2019-3R, Class A 2.884% (LIBOR 1 Month + 2.70%), 10/27/2022(d) (e)		1,700	1,609,855
Radnor Re Ltd.
Series 2019-1, Class M1B 2.135% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (d)		4,623	4,580,121
Series 2019-2, Class M1B 1.935% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (d)		15,427	15,229,256
STACR Trust Series 2018-DNA3, Class M2 2.285% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (d)		12,075	11,621,018

			359,037,883

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,802	1,393,777
Series 2006-26CB, Class A6 6.25%, 09/25/2036		132	94,209
Series 2006-26CB, Class A8 6.25%, 09/25/2036		493	351,928

	Principal Amount (000)		U.S. $ Value

Series 2006-J1, Class 1A11 5.50%, 02/25/2036	U.S.$	1,043	$937,301
Series 2007-15CB, Class A19 5.75%, 07/25/2037		370	307,045
CHL Mortgage Pass-Through Trust
Series 2007-3, Class A30 5.75%, 04/25/2037		1,164	874,143
Series 2007-HY4, Class 1A1 3.772%, 09/25/2047		406	367,541
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.004%, 03/25/2037		262	239,583
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		708	487,680
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		985	938,302
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.338%, 12/28/2037		1,662	1,494,016

			7,485,525

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.435% (LIBOR 1 Month + 0.25%), 04/25/2037(d)		700	205,172

Total Collateralized Mortgage Obligations (cost $371,068,207)			366,728,580

QUASI-SOVEREIGNS – 4.9%
Quasi-Sovereign Bonds – 4.9%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		6,624	7,203,600
4.375%, 02/05/2049(a)		1,686	1,900,965

			9,104,565

China – 4.2%
China Development Bank
Series 1805 4.88%, 02/09/2028	CNY	684,540	106,238,158
Series 1903 3.30%, 02/01/2024		60,000	8,596,401
Series 1904 3.68%, 02/26/2026		1,162,080	167,925,907

			282,760,466

Indonesia – 0.4%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)	U.S.$	3,134	3,364,913
Pertamina Persero PT 3.10%, 08/25/2030(a)		12,300	12,353,472

	Principal Amount (000)		U.S. $ Value
Perusahaan Listrik Negara PT 5.50%, 11/22/2021(a)	U.S.$	3,874	$4,041,066
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		5,492	5,812,939

			25,572,390

Mexico – 0.2%
Petroleos Mexicanos 5.95%, 01/28/2031(a)		2,006	1,648,130
6.84%, 01/23/2030(a)		2,734	2,395,240
7.69%, 01/23/2050(a)		9,575	7,987,944

			12,031,314

Total Quasi-Sovereigns (cost $326,583,841)			329,468,735

CORPORATES - NON-INVESTMENT GRADE – 4.8%
Industrial – 3.3%
Basic – 0.5%
OCI NV 5.00%, 04/15/2023(a)	EUR	9,550	10,803,154
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)		8,450	9,804,121
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(a)		8,146	8,944,411
Series JAN 2.875%, 12/15/2027(a)		1,380	1,515,258

			31,066,944

Capital Goods – 0.4%
Colfax Corp. 3.25%, 05/15/2025(a)		4,658	5,206,417
Crown European Holdings SA 2.625%, 09/30/2024(a)		3,624	4,113,540
Silgan Holdings, Inc. 2.25%, 06/01/2028(a)		4,596	4,969,114
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	8,414	8,389,268
Trivium Packaging Finance BV 5.50%, 08/15/2026(a)		1,702	1,730,965

			24,409,304

Communications - Telecommunications – 0.1%
Major League Baseball 3.44%, 12/10/2020(f) (g)		5,350	5,402,104

Consumer Cyclical - Automotive – 0.3%
Ford Motor Co. 7.45%, 07/16/2031		540	567,007
8.50%, 04/21/2023		9,007	9,523,173
Ford Motor Credit Co. LLC 5.113%, 05/03/2029		200	195,206

	Principal Amount (000)		U.S. $ Value
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (h)	EUR	2,914	$3,259,206
LKQ European Holdings BV 3.625%, 04/01/2026(a)		109	124,331
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 4.375%, 05/15/2026(a)		1,819	2,013,513
Tenneco, Inc. 5.00%, 07/15/2024(a)		5,570	5,692,716
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	234	237,001

			21,612,153

Consumer Cyclical – Entertainment – 0.1%
Carnival PLC 1.00%, 10/28/2029	EUR	9,042	5,293,816

Consumer Cyclical – Other – 0.1%
International Game Technology PLC 6.50%, 02/15/2025(a)	U.S.$	3,090	3,156,925
Wyndham Destinations, Inc. 4.25%, 03/01/2022		3,300	3,243,830

			6,400,755

Consumer Cyclical – Retailers – 0.0%
Dufry One BV 2.00%, 02/15/2027(a)	EUR	1,643	1,450,519
2.50%, 10/15/2024(a)		1,332	1,251,402

			2,701,921

Consumer Non-Cyclical – 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)	U.S.$	5,107	5,171,300
4.625%, 01/15/2027(a)		3,667	3,666,798
Catalent Pharma Solutions, Inc. 2.375%, 03/01/2028(a)	EUR	4,336	4,627,921
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)		970	1,057,576
Grifols SA 1.625%, 02/15/2025(a)		16,005	17,540,781
Leisureworld Senior Care LP Series B 3.474%, 02/03/2021	CAD	7,675	5,694,798
Spectrum Brands, Inc. 5.75%, 07/15/2025	U.S.$	9,505	9,753,318

			47,512,492

Energy – 0.4%
Crescent Point Energy Corp. 5.13%, 04/14/2021(f) (g)		15,250	15,292,700

	Principal Amount (000)		U.S. $ Value
EQM Midstream Partners LP 5.50%, 07/15/2028	U.S.$	590	$561,879
EQT Corp. 3.90%, 10/01/2027		555	451,269
Occidental Petroleum Corp. 2.90%, 08/15/2024		245	209,377
3.20%, 08/15/2026		41	33,361
6.20%, 03/15/2040		115	96,161
6.45%, 09/15/2036		550	472,016
6.95%, 07/01/2024		90	88,250
SandRidge Energy, Inc. 7.50%, 02/15/2023(f) (g) (i)		1,894	0
Sunoco LP/Sunoco Finance Corp. 4.875%, 01/15/2023		2,780	2,769,095
UGI International LLC 3.25%, 11/01/2025(a)	EUR	3,879	4,260,170

			24,234,278

Other Industrial – 0.0%
ProGroup AG 3.00%, 03/31/2026(a)		649	703,878
Rexel SA 2.125%, 06/15/2025(a)		1,609	1,768,173
SPIE SA 3.125%, 03/22/2024(a)		400	449,512

			2,921,563

Services – 0.3%
Arena Luxembourg Finance SARL 1.875%, 02/01/2028(a)		9,664	9,906,197
Intertrust Group BV 3.375%, 11/15/2025(a)		6,925	7,780,735
Q-Park Holding I BV 2.00%, 03/01/2027(a)		4,302	4,477,004

			22,163,936

Technology – 0.1%
CommScope, Inc. 5.50%, 03/01/2024(a)	U.S.$	4,690	4,748,605
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		1,051	1,090,310

			5,838,915

Transportation – Services – 0.3%
Chicago Parking Meters LLC 4.93%, 12/30/2025(f)		16,500	19,086,330
Europcar Mobility Group 4.00%, 04/30/2026	EUR	1,877	1,589,083

	Principal Amount (000)		U.S. $ Value
Loxam SAS 4.25%, 04/15/2024(a)		1,564	$1,679,598

			22,355,011

			221,913,192

Financial Institutions – 1.5%
Banking – 1.0%
Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022(a) (c)		9,600	10,521,091
8.875%, 04/14/2021(a) (c)		3,000	3,480,670
Series 9 6.50%, 03/05/2025(c)	U.S.$	4,200	4,056,833
Banco Santander SA 6.75%, 04/25/2022(a) (c)	EUR	14,100	16,248,951
Credit Suisse Group AG 6.25%, 12/18/2024(a) (c)	U.S.$	11,289	11,793,090
Discover Financial Services Series D 6.125%, 06/23/2025 (c)		9,774	10,064,166
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		6,713	6,847,686
Societe Generale SA 7.375%, 09/13/2021(a) (c)		5,809	5,860,791

			68,873,278

Finance – 0.3%
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	9,625	9,879,819
Navient Corp. 6.625%, 07/26/2021	U.S.$	8,310	8,143,815

			18,023,634

Other Finance – 0.1%
Nordic Aviation Capital 3.79%, 02/27/2023(f) (g)		10,400	7,072,000

REITS – 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)		4,757	4,666,862
Service Properties Trust 4.35%, 10/01/2024		185	166,712
4.65%, 03/15/2024		225	203,720
4.75%, 10/01/2026		185	163,634

			5,200,928

			99,169,840

Total Corporates - Non-Investment Grade (cost $330,671,734)			321,083,032

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.3%
Non-Agency Floating Rate CMBS – 1.6%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.185% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (d)	U.S.$	14,000	$12,982,942
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.185% (LIBOR 1 Month + 1.00%), 11/15/2033(d) (e)		6,275	5,893,137
BFLD Series 2019-DPLO, Class D 2.025% (LIBOR 1 Month + 1.84%), 10/15/2034(a) (d)		4,029	3,585,012
BHMS Series 2018-ATLS, Class A 1.435% (LIBOR 1 Month + 1.25%), 07/15/2035(d) (e)		13,884	13,154,018
BHP Trust Series 2019-BXHP, Class C 1.707% (LIBOR 1 Month + 1.52%), 08/15/2036(a) (d)		7,400	6,770,253
BX Trust Series 2018-EXCL, Class A 1.272% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (d)		10,734	9,554,774
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.224% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (d)		18,535	17,606,815
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 2.135% (LIBOR 1 Month + 1.95%), 08/15/2032(a) (d)		5,035	4,236,389
Invitation Homes Trust Series 2018-SFR4, Class E 2.144% (LIBOR 1 Month + 1.95%), 01/17/2038(d) (e)		13,925	13,138,923
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 1.919% (LIBOR 1 Month + 1.73%), 11/15/2026(d) (e)		5,700	3,667,468
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.685% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (d)		12,593	12,341,378
Starwood Retail Property Trust Series 2014-STAR, Class A 1.655% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (d)		7,469	5,706,090

			108,637,199

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate CMBS – 0.7%
225 Liberty Street Trust Series 2016-225L, Class E 4.804%, 02/10/2036(a)	U.S.$	9,098	$8,790,290
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D 5.261%, 11/10/2046(a)		2,783	2,184,009
Series 2014-GC23, Class D 4.635%, 07/10/2047(a)		2,196	1,791,718
Commercial Mortgage Trust
Series 2012-CR3, Class D 4.909%, 10/15/2045(a)		2,322	1,460,941
Series 2013-CR6, Class D 4.227%, 03/10/2046(a)		7,385	4,999,974
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		1,470	1,456,686
GS Mortgage Securities Trust
Series 2011-GC5, Class D 5.555%, 08/10/2044(a)		1,000	741,826
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		4,825	4,748,863
Series 2013-GC12, Class C 4.179%, 06/10/2046		4,270	3,800,271
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D 5.605%, 08/15/2046(a)		890	717,200
Series 2012-CBX, Class E 5.303%, 06/15/2045(e)		4,544	2,721,691
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		6,329	6,267,101
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class D 5.111%, 02/15/2047(a)		4,250	3,787,657
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E 5.047%, 08/15/2045(a)		1,600	1,340,655
Series 2013-C18, Class D 4.845%, 12/15/2046(a)		3,000	1,954,520

			46,763,402

Total Commercial Mortgage-Backed Securities (cost $172,742,037)			155,400,601

GOVERNMENTS - SOVEREIGN BONDS – 2.1%
Chile – 0.1%
Chile Government International Bond 1.625%, 01/30/2025	EUR	8,167	9,611,467

Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	4,573	4,540,989

	Principal Amount (000)		U.S. $ Value

Indonesia – 1.3%
Indonesia Government International Bond 4.45%, 02/11/2024	U.S.$	9,319	$10,099,466
5.875%, 01/15/2024(a)		68,526	77,627,110

			87,726,576

Peru – 0.3%
Peruvian Government International Bond 2.392%, 01/23/2026		16,430	17,066,662

Saudi Arabia – 0.3%
Saudi Government International Bond 2.90%, 10/22/2025(a)		2,408	2,552,480
4.375%, 04/16/2029(a)		12,620	14,698,356

			17,250,836

United Arab Emirates – 0.0%
Abu Dhabi Government International Bond 2.50%, 04/16/2025(a)		1,400	1,454,250

Total Governments - Sovereign Bonds (cost $129,102,983)			137,650,780

COLLATERALIZED LOAN OBLIGATIONS – 2.1%
CLO - Floating Rate – 2.1%
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 2.741% (LIBOR 3 Month + 1.75%), 04/26/2031(a) (d)		4,580	4,164,521
Greywolf CLO V Ltd. Series 2015-1A, Class A1R 2.151% (LIBOR 3 Month + 1.16%), 01/27/2031(a) (d)		6,573	6,421,319
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 2.021% (LIBOR 3 Month + 1.03%), 04/26/2031(a) (d)		5,155	5,010,438
Series 2018-1A, Class A2 2.621% (LIBOR 3 Month + 1.63%), 04/26/2031(a) (d)		4,035	3,918,082
Marble Point CLO XI Ltd. Series 2017-2A, Class A 2.315% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (d)		17,519	17,012,655
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.566% (LIBOR 3 Month + 1.18%), 11/18/2031(a) (d)		8,984	8,754,613
OZLM XVIII Ltd. Series 2018-18A, Class A 2.239% (LIBOR 3 Month + 1.02%), 04/15/2031(a) (d)		17,040	16,489,114

	Principal Amount (000)		U.S. $ Value
OZLM XXII Ltd. Series 2018-22A, Class A1 2.205% (LIBOR 3 Month + 1.07%), 01/17/2031(a) (d)	U.S.$	7,190	$6,963,523
Rockford Tower CLO Ltd. Series 2018-2A, Class A 2.295% (LIBOR 3 Month + 1.16%), 10/20/2031(a) (d)		8,500	8,174,357
Romark CLO III Ltd. Series 2019-3A, Class A1 2.589% (LIBOR 3 Month + 1.37%), 07/15/2032(a) (d)		11,840	11,410,705
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 2.219% (LIBOR 3 Month + 1.00%), 04/15/2031(a) (d)		24,065	23,106,924
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR 2.359% (LIBOR 3 Month + 1.14%), 01/15/2031(a) (d)		16,285	15,817,505
Series 2017-4A, Class B 1.827% (LIBOR 3 Month + 1.45%), 11/20/2030(a) (d)		6,000	5,754,828
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 2.365% (LIBOR 3 Month + 1.23%), 01/20/2032(a) (d)		4,510	4,358,848

Total Collateralized Loan Obligations (cost $142,195,693)			137,357,432

EMERGING MARKETS - TREASURIES – 1.7%
South Africa – 1.7%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $111,648,274)	ZAR	2,169,619	115,247,198

EMERGING MARKETS - SOVEREIGNS – 1.2%
Bahrain – 0.2%
Bahrain Government International Bond 5.625%, 09/30/2031(a)	U.S.$	11,462	11,555,129
7.375%, 05/14/2030(a)		1,132	1,279,160

			12,834,289

Brazil – 0.2%
Brazilian Government International Bond 3.875%, 06/12/2030		12,872	12,421,480

Dominican Republic – 0.2%
Dominican Republic International Bond 5.95%, 01/25/2027(a)		16,127	16,222,754

	Principal Amount (000)		U.S. $ Value

El Salvador – 0.0%
El Salvador Government International Bond 7.125%, 01/20/2050(a)	U.S.$	302	$246,130

Ivory Coast – 0.1%
Ivory Coast Government International Bond 5.875%, 10/17/2031(a)	EUR	3,690	3,893,085

Nigeria – 0.1%
Nigeria Government International Bond 6.75%, 01/28/2021(a)	U.S.$	6,440	6,526,537

Senegal – 0.3%
Senegal Government International Bond 6.25%, 07/30/2024-05/23/2033(a)		15,153	15,683,600
6.75%, 03/13/2048(a)		3,092	2,993,443

			18,677,043

South Africa – 0.1%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		10,325	9,589,344
5.75%, 09/30/2049		200	172,875

			9,762,219

Total Emerging Markets - Sovereigns (cost $79,678,178)			80,583,537

COVERED BONDS – 0.7%
Swedbank Hypotek AB Series 194 1.00%, 09/18/2024(a)	SEK	319,900	35,481,048
1.125%, 05/21/2021(a)	EUR	9,200	10,474,911
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/2021(a)		3,299	3,679,777

Total Covered Bonds (cost $48,724,578)			49,635,736

INFLATION-LINKED SECURITIES – 0.7%
United States – 0.7%
U.S. Treasury Inflation Index 2.125%, 02/15/2040 (TIPS) (cost $45,856,247)	U.S.$	31,940	47,077,525

BANK LOANS – 0.3%
Industrial – 0.3%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.75% (LIBOR 3 Month + 2.75%), 02/05/2025(j)		1,230	1,132,594

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.2%
BI-LO, LLC 9.00% (LIBOR 3 Month + 8.00%), 05/31/2024(j)	U.S.$	5,053	$5,001,975
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.928% (LIBOR 1 Month + 3.75%), 11/16/2025(j)		5,878	5,495,232

			10,497,207

Energy – 0.0%
California Resources Corporation 11.375% (LIBOR 3 Month + 10.38%), 12/31/2021(j)		9,558	430,132

Technology – 0.1%
athenahealth, Inc. 4.818% (LIBOR 3 Month + 4.50%), 02/11/2026(j)		9,483	9,166,635

Total Bank Loans (cost $30,845,993)			21,226,568

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.2%
Capital Goods – 0.0%
Odebrecht Finance Ltd. 4.375%, 04/25/2025(a) (i) (k)		8,945	483,589
5.25%, 06/27/2029(a) (i) (k)		2,796	111,840
7.125%, 06/26/2042(a) (i) (k)		3,663	201,465

			796,894

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (a)		879	793,298

Consumer Non-Cyclical – 0.0%
BRF GmbH 4.35%, 09/29/2026 (a)		1,028	996,920
BRF SA 4.875%, 01/24/2030 (a)		1,631	1,544,863
Minerva Luxembourg SA 6.50%, 09/20/2026 (a)		446	448,230
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018 (e) (i) (l)		4,300	43,000

			3,033,013

Energy – 0.0%
Petrobras Global Finance BV 5.093%, 01/15/2030 (a)		5	4,958

Transportation - Services – 0.2%
Rumo Luxembourg SARL 7.375%, 02/09/2024(a)		9,325	9,774,931

	Principal Amount (000)		U.S. $ Value

			$14,403,094

Utility – 0.1%
Electric – 0.1%
Centrais Eletricas Brasileiras SA 3.625%, 02/04/2025 (a)	U.S.$	5,115	4,999,912
Terraform Global Operating LLC 6.125%, 03/01/2026 (e)		1,155	1,134,569

			6,134,481

Total Emerging Markets - Corporate Bonds (cost $36,914,976)			20,537,575

SUPRANATIONALS – 0.2%
Supranational – 0.2%
European Investment Bank 4.75%, 08/07/2024 (a) (cost $13,408,705)	AUD	17,315	13,902,994

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.2%
Canada – 0.2%
Province of Ontario Canada 2.40%, 06/02/2026 (cost $10,713,951)	CAD	14,705	11,727,176

	Shares

COMMON STOCKS – 0.2%
Financials – 0.2%
Insurance – 0.2%
Mt. Logan Re Ltd. (Preference Shares)(g) (i) (m)		9,701	9,437,129

Energy – 0.0%

Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS(i)		3,089,816	407,685
SandRidge Energy, Inc.(i)		4,301	5,548

			413,233

Total Common Stocks (cost $15,387,525)			9,850,362

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.1%

Other ABS - Fixed Rate – 0.1%
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049 (a)	U.S.$	3,008	3,176,546
SoFi Consumer Loan Program LLC Series 2017-2, Class A 3.28%, 02/25/2026 (a)		926	928,713
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027 (a)		5,582	5,615,648

	Principal Amount (000)		U.S. $ Value
Total Asset-Backed Securities (cost $9,516,180)			$9,720,907

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%

United States – 0.1%
State of California Series 2010 7.625%, 03/01/2040	U.S.$	30	52,956
7.95%, 03/01/2036		1	1,080
State of Ohio Series 2011A 5.00%, 09/01/2024 1,400			1,411,004
Texas Transportation Commission State Highway Fund Series 2010B 5.178%, 04/01/2030 3,400			4,356,250

Total Local Governments - US Municipal Bonds (cost $4,846,115)			5,821,290

AGENCIES – 0.0%
Agency Debentures – 0.0%
Federal National Mortgage Association 6.25%, 05/15/2029 95			137,671
6.625%, 11/15/2030		150	232,249
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/2020		225	224,949

Total Agencies (cost $520,976)			594,869

WHOLE LOAN TRUSTS – 0.0%
Performing Asset – 0.0%
Sheridan Auto Loan Holdings I LLC 10.00%, 12/31/2020-09/30/2021(f) (g) (cost $3,799,492)		3,799	315,431

	Shares

WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 07/05/2031(f) (g) (i)		27	0
Flexpath Capital, Inc., expiring 04/15/2031(f) (g) (i)		42,267	0
SandRidge Energy, Inc., A-CW22, expiring 10/03/2022(i)		3,724	11
SandRidge Energy, Inc., B-CW22, expiring 10/03/2022(i)		1,569	9

Total Warrants (cost $27,089)			20

	Principal Amount (000)			U.S. $ Value

SHORT-TERM INVESTMENTS – 9.1%

Governments - Treasuries – 5.9%

Japan – 5.9%
Japan Treasury Discount Bill Series 909 Zero Coupon, 08/24/2020	JPY	28,220,750		$261,419,164
Series 912 Zero Coupon, 09/07/2020		14,284,450		132,341,811

Total Governments - Treasuries (cost $392,370,694)				393,760,975

	Shares

Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(n) (o) (p) (cost $186,605,382)		186,605,382		186,605,382

	Principal Amount (000)

Time Deposits – 0.2%
BBH Grand Cayman 0.01%, 07/01/2020	GBP	0	**	5
Citibank, London (0.68)%, 07/01/2020	EUR	1,368		1,536,833
Sumitomo, Tokyo 0.01%, 07/01/2020	U.S.$	14,003		14,002,667

Total Time Deposits (cost $15,539,505)				15,539,505

Short-Term Municipal Notes – 0.2%
State of Texas 4.00%, 08/27/2020 (cost $9,999,397)		9,970		10,028,324

Total Short-Term Investments (cost $604,514,978)				605,934,186

Total Investments – 102.0% (cost $6,750,530,207)(q)				6,836,527,021
Other assets less liabilities – (2.0)%				(132,689,470)

Net Assets – 100.0%				$6,703,837,551

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Japan 10 Yr Bond (OSE) Futures	6	September 2020	$8,443,621	$(10,651)
U.S. 10 Yr Ultra Futures	18	September 2020	2,834,719	16,875
U.S. Long Bond (CBT) Futures	59	September 2020	10,535,188	64,977
U.S. T-Note 10 Yr (CBT) Futures	752	September 2020	104,657,250	235,375
U.S. Ultra Bond (CBT) Futures	1,437	September 2020	313,490,531	(1,251,507)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	57	September 2020	7,167,305	(59,227)
U.S. T-Note 10 Yr (CBT) Futures	736	September 2020	102,430,500	(134,875)

				$(1,139,033)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	33,894	EUR	29,881	08/06/2020	$(295,294)
Australia and New Zealand Banking Group Ltd.	USD	107,333	SGD	151,953	08/27/2020	1,718,129
Bank of America, NA	USD	116,529	RUB	8,491,280	07/14/2020	2,598,251
Bank of America, NA	USD	2,279	CAD	3,096	08/06/2020	1,653
Barclays Bank PLC	USD	24,394	GBP	19,873	07/17/2020	233,276
Barclays Bank PLC	USD	6,205	GBP	4,871	07/17/2020	(169,777)
Barclays Bank PLC	ZAR	155,218	USD	9,157	07/17/2020	227,377
Barclays Bank PLC	ZAR	60,738	USD	3,461	07/17/2020	(32,946)
Barclays Bank PLC	IDR	961,044,301	USD	65,947	07/23/2020	573
Barclays Bank PLC	INR	3,953,880	USD	51,689	07/23/2020	(527,808)
Barclays Bank PLC	USD	39,579	INR	3,105,952	07/23/2020	1,439,370
Barclays Bank PLC	USD	24,984	INR	1,884,521	07/23/2020	(96,282)
Barclays Bank PLC	USD	23,804	IDR	343,123,127	07/23/2020	(259,236)
Barclays Bank PLC	USD	11,636	MXN	266,483	08/07/2020	(100,378)
Barclays Bank PLC	MYR	414,615	USD	100,243	08/13/2020	3,701,897
Barclays Bank PLC	USD	67,070	CNH	475,736	08/13/2020	58,626
Barclays Bank PLC	USD	53,581	KRW	65,980,507	08/13/2020	1,432,163
Barclays Bank PLC	USD	35,295	MYR	147,039	08/13/2020	(1,057,694)
Barclays Bank PLC	TWD	1,602,064	USD	53,837	08/20/2020	(1,061,823)
Barclays Bank PLC	USD	55,054	TWD	1,617,049	08/20/2020	358,395
BNP Paribas SA	BRL	343,660	USD	62,757	07/02/2020	(437,378)
BNP Paribas SA	USD	63,804	BRL	343,660	07/02/2020	(609,521)
BNP Paribas SA	GBP	4,536	USD	5,615	07/17/2020	(5,880)
BNP Paribas SA	ZAR	898,938	USD	51,891	07/17/2020	176,236
BNP Paribas SA	USD	51,399	IDR	732,433,669	07/23/2020	(1,139,586)
BNP Paribas SA	USD	28,724	IDR	429,573,079	07/23/2020	752,733
BNP Paribas SA	USD	60,620	PLN	241,542	07/29/2020	437,537
BNP Paribas SA	CAD	83,716	USD	60,041	08/06/2020	(1,629,568)
BNP Paribas SA	NZD	38,331	USD	24,512	08/06/2020	(223,694)
BNP Paribas SA	USD	83,741	CAD	112,137	08/06/2020	(1,133,049)
BNP Paribas SA	JPY	14,287,964	USD	130,428	08/07/2020	(1,960,844)
BNP Paribas SA	AUD	97,583	USD	68,036	08/13/2020	680,389
BNP Paribas SA	USD	59,637	CNH	423,165	08/13/2020	73,314
BNP Paribas SA	USD	53,776	SGD	74,941	08/27/2020	5,889
BNP Paribas SA	USD	60,367	CHF	58,405	08/28/2020	1,384,238
Brown Brothers Harriman & Co.	GBP	333	USD	406	07/17/2020	(6,486)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	5,586	GBP	4,537	07/17/2020	$36,179
Brown Brothers Harriman & Co.	ZAR	18,519	USD	1,071	07/17/2020	5,950
Brown Brothers Harriman & Co.	EUR	7,313	USD	8,218	08/06/2020	(4,927)
Brown Brothers Harriman & Co.	USD	5,888	EUR	5,237	08/06/2020	1,324
Brown Brothers Harriman & Co.	USD	19,573	JPY	2,118,947	08/07/2020	60,542
Citibank, NA	BRL	646,726	USD	118,102	07/02/2020	(823,093)
Citibank, NA	BRL	342,805	USD	64,463	07/02/2020	1,425,438
Citibank, NA	USD	122,068	BRL	646,726	07/02/2020	(3,143,433)
Citibank, NA	USD	62,601	BRL	342,805	07/02/2020	436,290
Citibank, NA	USD	34,891	RUB	2,587,950	07/14/2020	1,416,534
Citibank, NA	CLP	82,517,404	USD	100,505	07/15/2020	13,001
Citibank, NA	CLP	44,111,063	USD	53,522	07/15/2020	(197,879)
Citibank, NA	COP	124,914,091	USD	33,203	07/15/2020	1,520
Citibank, NA	USD	129,131	CLP	99,160,354	07/15/2020	(8,371,254)
Citibank, NA	GBP	253,383	USD	309,915	07/17/2020	(4,082,589)
Citibank, NA	GBP	87,636	USD	111,012	07/17/2020	2,411,883
Citibank, NA	USD	7,634	GBP	6,237	07/17/2020	95,563
Citibank, NA	ZAR	101,412	USD	5,471	07/17/2020	(362,839)
Citibank, NA	INR	1,561,163	USD	19,982	07/23/2020	(635,887)
Citibank, NA	PLN	425,060	USD	101,126	07/29/2020	(6,322,827)
Citibank, NA	BRL	364,141	USD	68,062	08/04/2020	1,217,000
Citibank, NA	EUR	775,501	USD	875,704	08/06/2020	3,727,694
Citibank, NA	MXN	1,465,078	USD	63,882	08/07/2020	462,422
Citibank, NA	USD	4,748	MXN	107,786	08/07/2020	(82,071)
Citibank, NA	EUR	380,328	USD	427,530	08/13/2020	(176,665)
Citibank, NA	TWD	3,054,809	USD	102,789	08/20/2020	(1,892,038)
Citibank, NA	CHF	58,557	USD	61,067	08/28/2020	(844,581)
Credit Suisse International	NOK	541,726	USD	53,029	07/15/2020	(3,255,199)
Credit Suisse International	USD	119,200	NOK	1,167,944	07/15/2020	2,147,981
Credit Suisse International	USD	52,151	ZAR	867,600	07/17/2020	(2,239,302)
Credit Suisse International	USD	105,282	PLN	424,908	07/29/2020	2,128,530
Credit Suisse International	SGD	152,014	USD	107,082	08/27/2020	(2,013,578)
Credit Suisse International	CHF	57,354	USD	60,767	08/28/2020	127,581
Deutsche Bank AG	USD	41,759	INR	3,156,001	07/23/2020	(78,865)
Deutsche Bank AG	EUR	12,072	USD	13,606	08/06/2020	31,644
Deutsche Bank AG	JPY	14,717,005	USD	135,178	08/07/2020	(1,186,669)
Goldman Sachs Bank USA	ZAR	957,812	USD	53,844	07/17/2020	(1,257,766)
Goldman Sachs Bank USA	ZAR	121,148	USD	7,273	07/17/2020	303,596
Goldman Sachs Bank USA	CAD	97,141	USD	70,045	08/06/2020	(1,515,683)
Goldman Sachs Bank USA	USD	39,997	MXN	895,063	08/07/2020	(1,252,339)
Goldman Sachs Bank USA	MYR	138,205	USD	33,659	08/13/2020	1,478,917
Goldman Sachs Bank USA	USD	41,359	MYR	171,175	08/13/2020	(1,501,209)
HSBC Bank USA	EUR	302,763	USD	328,003	07/16/2020	(12,255,084)
HSBC Bank USA	ZAR	32,961	USD	1,902	07/17/2020	5,787
HSBC Bank USA	NZD	66,988	USD	42,584	08/06/2020	(645,368)
HSBC Bank USA	CNH	435,933	USD	61,526	08/13/2020	13,804
HSBC Bank USA	USD	68,986	TWD	2,013,603	08/20/2020	15,390
JPMorgan Chase Bank, NA	GBP	54,617	USD	67,586	07/17/2020	(96,679)
JPMorgan Chase Bank, NA	ZAR	129,244	USD	6,985	07/17/2020	(450,547)
JPMorgan Chase Bank, NA	ZAR	75,083	USD	4,420	07/17/2020	101,038
JPMorgan Chase Bank, NA	USD	1,404	EUR	1,249	08/06/2020	12
JPMorgan Chase Bank, NA	USD	9,060	JPY	969,972	08/07/2020	(72,445)
Morgan Stanley Capital Services LLC	BRL	647,581	USD	119,128	07/02/2020	46,003
Morgan Stanley Capital Services LLC	USD	118,258	BRL	647,581	07/02/2020	824,181
Morgan Stanley Capital Services LLC	SEK	934,186	USD	95,887	07/15/2020	(4,382,845)
Morgan Stanley Capital Services LLC	USD	63,688	SEK	593,650	07/15/2020	30,335
Morgan Stanley Capital Services LLC	GBP	64,778	USD	79,953	07/17/2020	(322,042)
Morgan Stanley Capital Services LLC	USD	4,393	GBP	3,591	07/17/2020	57,004

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	ZAR	339,439	USD	18,442	07/17/2020	$(1,085,695)
Morgan Stanley Capital Services LLC	USD	2,948	IDR	47,166,820	07/23/2020	288,640
Morgan Stanley Capital Services LLC	USD	32,711	TRY	225,622	07/28/2020	(11,439)
Morgan Stanley Capital Services LLC	USD	119,000	BRL	647,581	08/04/2020	(123,533)
Morgan Stanley Capital Services LLC	CAD	35,369	USD	25,908	08/06/2020	(146,994)
Morgan Stanley Capital Services LLC	EUR	55,013	USD	62,175	08/06/2020	317,835
Morgan Stanley Capital Services LLC	EUR	2,484	USD	2,791	08/06/2020	(2,244)
Morgan Stanley Capital Services LLC	JPY	76,676,080	USD	705,995	08/07/2020	(4,468,403)
Morgan Stanley Capital Services LLC	USD	27,646	MYR	114,481	08/13/2020	(989,777)
Royal Bank of Scotland PLC	COP	272,176,925	USD	68,489	07/15/2020	(3,853,071)
Royal Bank of Scotland PLC	NOK	629,718	USD	62,223	07/15/2020	(3,203,602)
Royal Bank of Scotland PLC	USD	72,097	COP	270,971,066	07/15/2020	(75,668)
Standard Chartered Bank	ZAR	56,298	USD	3,301	07/17/2020	62,122
Standard Chartered Bank	IDR	618,087,282	USD	38,311	07/23/2020	(4,102,280)
Standard Chartered Bank	INR	1,522,895	USD	20,057	07/23/2020	(55,544)
Standard Chartered Bank	USD	67,419	INR	5,108,412	07/23/2020	44,827
Standard Chartered Bank	USD	67,388	EUR	59,551	08/06/2020	(428,764)
Standard Chartered Bank	CNH	2,548,691	USD	358,824	08/13/2020	(805,545)
Standard Chartered Bank	KRW	65,731,173	USD	54,691	08/13/2020	(115,004)
Standard Chartered Bank	USD	102,083	TWD	3,006,432	08/20/2020	941,174
UBS AG	EUR	3,942	USD	4,443	08/06/2020	10,889
UBS AG	USD	99,293	EUR	87,806	08/06/2020	(562,813)
UBS AG	USD	30,907	EUR	27,556	08/06/2020	76,351

						$(54,598,296)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
OTC - 1 Year Interest Rate Swap (r)	3 Month LIBOR	Citibank, NA	0.55%	07/17/2020	USD	244,120	$1,064,973	$(1,574,401)
OTC - 1 Year Interest Rate Swap (r)	3 Month LIBOR	Citibank, NA	0.46	07/29/2020	USD	244,100	964,195	(905,755)

							$2,029,168	$(2,480,156)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description		Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)%		Quarterly	4.99%	USD	92,106	$(132,641)	$(3,273,257)	$3,140,616
iTraxx Australia Series 32, 5 Year Index, 12/20/2024*	(1.00)		Quarterly	0.75	USD	84,000	(959,324)	(1,222,242)	262,918
Sale Contracts
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	5.00		Quarterly	4.99	USD	92,106	132,641	5,486,043	(5,353,402)

							$(959,324)	$990,544	$(1,949,868)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CAD	288,230	05/22/2024	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	$10,874,986	$—	$10,874,986
CAD	259,625	01/14/2025	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	10,907,347	—	10,907,347
USD	600	01/30/2027	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	(84,738)	—	(84,738)
USD	150	05/05/2045	3 Month LIBOR	2.566%	Quarterly/ Semi-Annual	58,108	1	58,107
USD	100	07/16/2045	3 Month LIBOR	3.019%	Quarterly/ Semi-Annual	50,394	9,466	40,928
CAD	55,299	01/14/2050	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	(8,852,056)	—	(8,852,056)

						$12,954,041	$9,467	$12,944,574

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	1,088	$(339,982)	$(120,775)	$(219,207)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	5,000	(1,562,000)	(708,103)	(853,897)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	735	(229,737)	(98,572)	(131,165)
Towd Point Mortgage Trust REMIC, 2.750% 04/25/2057*	0.45	Monthly	0.45	USD	45,825	(410,262)	0	(410,262)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	USD	9,831	(1,257,057)	(401,108)	(855,949)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	USD	12,060	(1,542,072)	(468,608)	(1,073,464)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	USD	8,513	(1,089,002)	(457,239)	(631,763)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	USD	5,987	(765,870)	(236,146)	(529,724)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	USD	1,198	(153,251)	(47,253)	(105,998)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	USD	2,395	(306,374)	(96,258)	(210,116)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	2,925	(913,770)	(165,495)	(748,275)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	6,500	(2,030,600)	(920,534)	(1,110,066)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	5,000	(1,562,000)	(708,933)	(853,067)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	USD	8,901	(1,138,141)	(82,761)	(1,055,380)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	8.64%	USD	6,900	$(882,280)	$(264,625)	$(617,655)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	53	(16,562)	(3,643)	(12,919)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	564	(176,288)	(65,319)	(110,969)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	618	(193,115)	(67,777)	(125,338)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	USD	3,000	(383,600)	(53,670)	(329,930)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	USD	8,359	(1,068,837)	(49,868)	(1,018,969)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	USD	8,358	(1,068,710)	(59,138)	(1,009,572)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,520	(475,101)	(113,983)	(361,118)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	10,000	(3,125,667)	(749,887)	(2,375,780)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	10,000	(3,125,667)	(758,301)	(2,367,366)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	5,000	(1,562,833)	(391,625)	(1,171,208)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	5,815	(1,816,606)	(339,769)	(1,476,837)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,260	(393,624)	(73,621)	(320,003)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	575	(179,726)	(47,966)	(131,760)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	3,346	(1,045,848)	(285,661)	(760,187)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	279	(87,206)	(24,703)	(62,503)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	557	$(174,100)	$(50,230)	$(123,870)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	558	(174,412)	(54,453)	(119,959)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,115	(348,512)	(118,926)	(229,586)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,611	(503,411)	(171,731)	(331,680)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	979	(305,921)	(103,667)	(202,254)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	244	(76,246)	(26,025)	(50,221)

						$(30,484,390)	$(8,386,373)	$(22,098,017)

*	Termination date
**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $2,758,517,999 or 41.1% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.94% of net assets as of June 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities TrustSeries 2017- SCH, Class AF 1.185%, 11/15/2033	12/04/2017	$6,275,000	$5,893,137	0.09%
BHMSSeries 2018-ATLS, Class A 1.435%, 07/15/2035	07/13/2018	13,883,886	13,154,018	0.20%
Invitation Homes TrustSeries 2018-SFR4, Class E 2.144%, 01/17/2038	10/26/2018	13,924,567	13,138,923	0.20%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Chase Commercial Mortgage Securities TrustSeries 2012-CBX, Class E 5.303%, 06/15/2045	10/16/2015	$4,550,135	$2,721,691	0.04%
JP Morgan Madison Avenue Securities TrustSeries 2015- CH1, Class M2 5.685%, 10/25/2025	09/18/2015	4,555,529	4,060,749	0.06%
Morgan Stanley Capital I TrustSeries 2015-XLF2, Class SNMD 1.919%, 11/15/2026	11/13/2015	5,461,242	3,667,468	0.05%
PMT Credit Risk Transfer TrustSeries 2019-1R, Class A 2.184%, 03/27/2024	03/21/2019	8,378,954	7,632,339	0.11%
PMT Credit Risk Transfer TrustSeries 2019-2R, Class A 2.934%, 05/27/2023	06/07/2019	10,438,148	9,824,916	0.15%
PMT Credit Risk Transfer TrustSeries 2019-3R, Class A 2.884%, 10/27/2022	10/11/2019	1,700,168	1,609,855	0.02%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	1,155,000	1,134,569	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013	3,886,876	43,000	0.00%

(f)	Fair valued by the Adviser.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2020.
(i)	Non-income producing security.
(j)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2020.
(k)	Defaulted.
(l)	Defaulted matured security.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd.(Preference Shares)	12/30/2014	$9,702,000	$9,437,129	0.14%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $260,655,145 and gross unrealized depreciation of investments was $(241,949,959), resulting in net unrealized appreciation of $18,705,186.

(r)	One contract relates to 1 share.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

CAC – Cotation Assistée en Continu (Continuous Assisted Quotation)

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

June 30, 2020 (unaudited)

38.8%	United States
8.0%	Japan
6.6%	United Kingdom
5.4%	China
4.3%	Spain
4.2%	Italy
2.2%	South Africa
1.9%	Austria
1.7%	Germany
1.7%	Indonesia
1.6%	Finland
1.6%	France
1.5%	Ireland
11.6%	Other
8.9%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5% or less in the following: Australia, Bahrain, Belgium, Bermuda, Brazil, Canada, Chile, Colombia, Denmark, Dominican Republic, El Salvador, India, Ivory Coast, Kazakhstan, Kuwait, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Nigeria, Norway, Peru, Saudi Arabia, Senegal, Supranational, Sweden, Switzerland, Turkey and United Arab Emirates.

AB Global Bond Fund

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$2,059,388,843	$-0-	$2,059,388,843
Corporates - Investment Grade	-0-	1,838,271,069	-0-	1,838,271,069
Mortgage Pass-Throughs	-0-	499,002,575	-0-	499,002,575
Collateralized Mortgage Obligations	-0-	366,728,580	-0-	366,728,580
Quasi-Sovereigns	-0-	329,468,735	-0-	329,468,735
Corporates - Non-Investment Grade	-0-	293,316,228	27,766,804	321,083,032
Commercial Mortgage-Backed Securities	-0-	155,400,601	-0-	155,400,601
Governments - Sovereign Bonds	-0-	137,650,780	-0-	137,650,780
Collateralized Loan Obligations	-0-	137,357,432	-0-	137,357,432
Emerging Markets - Treasuries	-0-	115,247,198	-0-	115,247,198
Emerging Markets - Sovereigns	-0-	80,583,537	-0-	80,583,537
Covered Bonds	-0-	49,635,736	-0-	49,635,736
Inflation-Linked Securities	-0-	47,077,525	-0-	47,077,525
Bank Loans	-0-	21,226,568	-0-	21,226,568
Emerging Markets - Corporate Bonds	-0-	20,537,575	-0-	20,537,575
Supranationals	-0-	13,902,994	-0-	13,902,994
Local Governments - Provincial Bonds	-0-	11,727,176	-0-	11,727,176
Common Stocks	413,233	-0-	9,437,129	9,850,362
Asset-Backed Securities	-0-	9,720,907	-0-	9,720,907
Local Governments - US Municipal Bonds	-0-	5,821,290	-0-	5,821,290
Agencies	-0-	594,869	-0-	594,869
Whole Loan Trusts	-0-	-0-	315,431	315,431
Warrants	20	-0-	-0-	20
Short-Term Investments:
Governments - Treasuries	-0-	393,760,975	-0-	393,760,975
Investment Companies	186,605,382	-0-	-0-	186,605,382
Time Deposits	-0-	15,539,505	-0-	15,539,505
Short-Term Municipal Notes	-0-	10,028,324	-0-	10,028,324

Total Investments in Securities	187,018,635	6,611,989,022	37,519,364	6,836,527,021
Other Financial Instruments*:
Assets
Futures	317,227	-0-	-0-	317,227
Forward Currency Exchange Contracts	-0-	35,645,027	-0-	35,645,027
Centrally Cleared Credit Default Swaps	-0-	132,641	-0-	132,641
Centrally Cleared Interest Rate Swaps	-0-	21,890,835	-0-	21,890,835
Liabilities
Futures	(1,456,260)	-0-	-0-	(1,456,260)
Forward Currency Exchange Contracts	-0-	(90,243,323)	-0-	(90,243,323)
Interest Rate Swaptions Written	-0-	(2,480,156)	-0-	(2,480,156)
Centrally Cleared Credit Default Swaps	-0-	(1,091,965)	-0-	(1,091,965)
Centrally Cleared Interest Rate Swaps	-0-	(8,936,794)	-0-	(8,936,794)
Credit Default Swaps	-0-	(30,484,390)	-0-	(30,484,390)

Total	$185,879,602	$6,536,420,897	$37,519,364	$6,759,819,863+

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

+

Amounts of $0, $189,660,103, $9,518,883, $17,167,680, $9,350,684 and $0 for Corporates—Non- Investment Grade, Collateralized Loan Obligations, Bank Loans, Asset-Backed Securities, Common Stocks and Warrants, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2020 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/20 (000)	Dividend Income (000)
Government Money
Market Portfolio	$25,884	$1,863,174	$1,702,453	$186,605	$1,060